Acquisitions - Schedule of assets acquired and liabilities assumed and allocation of consideration (Details) - USD ($) $ in Thousands								12 Months Ended
	Apr. 06, 2023	Oct. 04, 2022	Sep. 16, 2022	Sep. 01, 2022	May 12, 2022	Jan. 31, 2022	Jan. 18, 2022	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2022
Acquisitions
Cash outflow, net of cash acquired								$ 3,630	$ 119,205
Deseret
Acquisitions
Cash	$ 1,360
Prepaid expenses and other current assets	137
Inventories, net	807
Property, plant and equipment, net	1,692
Right-of-use assets	406
Other assets	57
Goodwill	7,002
Deferred tax liabilities	(3,339)
Liabilities assumed	(5,242)
Net assets acquired, including goodwill	14,620
Consideration paid in cash, net of working capital adjustments	2,067
Note payable	12,553
Total consideration	14,620
Cash outflow, net of cash acquired	707
Deseret | Licenses
Acquisitions
Intangible assets	10,620
Deseret | Trade name
Acquisitions
Intangible assets	890
Deseret | Non-compete agreements
Acquisitions
Intangible assets	$ 230
Bloom Dispensaries
Acquisitions
Cash							$ 18,821
Accounts receivable, net							804
Prepaid expenses and other current assets							381
Inventories, net							3,694
Property, plant and equipment, net							5,225
Right-of-use assets							14,265
Other assets							122
Goodwill							60,680
Deferred tax liabilities							(42,713)
Liabilities assumed							(25,315)
Net assets acquired, including goodwill							214,224
Consideration paid in cash, net of working capital adjustments							68,791
Note payable							145,433
Total consideration							214,224
Cash outflow, net of cash acquired							49,970
Bloom Dispensaries | Licenses
Acquisitions
Intangible assets							174,770
Bloom Dispensaries | Trade name
Acquisitions
Intangible assets							2,230
Bloom Dispensaries | Non-compete agreements
Acquisitions
Intangible assets							$ 1,260
Sapphire | Curaleaf International Limited
Acquisitions
Cash						$ 45
Accounts receivable, net						139
Prepaid expenses and other current assets						36
Licenses						17,181
Other assets						40
Deferred tax liabilities						(3,264)
Liabilities assumed						(5,417)
Net assets acquired						8,760
Consideration paid in cash, net of working capital adjustments						6,689
Note payable						2,071
Total consideration						8,760
Cash outflow, net of cash acquired						$ 6,644
NRPC Management, LLC
Acquisitions
Accounts receivable, net					$ 2
Inventories, net					185
Licenses					21,448
Liabilities assumed					(3,318)
Deferred tax liabilities					(5,555)
Net assets acquired					12,762
Consideration paid in cash, net of working capital adjustments					9,927
Equity consideration					835
Deferred consideration classified as a liability					2,000
Total consideration					12,762
Cash outflow, net of cash acquired					$ 9,927
Broad Horizon Holdings, LLC
Acquisitions
Cash										$ 5,498
Accounts receivable, net										176
Prepaid expenses and other current assets										176
Inventories, net										2,605
Property, plant and equipment, net										2,105
Right-of-use assets										1,420
Other assets										114
Liabilities assumed										(9,712)
Net assets acquired										$ 2,382
Pueblo West Organics
Acquisitions
Cash				$ 58
Accounts receivable, net				9
Prepaid expenses and other current assets				56
Inventories, net				379
Licenses				5,803
Property, plant and equipment, net				358
Right-of-use assets				1,611
Deferred tax liabilities				(348)
Liabilities assumed				(1,892)
Net assets acquired				6,034
Consideration paid in cash, net of working capital adjustments				6,034
Cash outflow, net of cash acquired				$ 5,976
Four20 | Curaleaf International Holdings Limited
Acquisitions
Cash			$ 7
Accounts receivable, net			964
Prepaid expenses and other current assets			311
Inventories, net			1,004
Property, plant and equipment, net			768
Right-of-use assets			437
Other assets			55
Goodwill			13,064
Deferred tax liabilities			(9,484)
Liabilities assumed			(3,753)
Net assets acquired			32,296
Consideration paid in cash, net of working capital adjustments			9,899
Equity consideration			3,458
Note payable			4,406
Total consideration			32,296
Cash outflow, net of cash acquired			9,892
Non-controlling interest			14,533
Four20 | Licenses | Curaleaf International Holdings Limited
Acquisitions
Intangible assets			24,790
Four20 | Trade name | Curaleaf International Holdings Limited
Acquisitions
Intangible assets			$ 4,133
Tryke
Acquisitions
Cash		$ 5,428
Accounts receivable, net		958
Prepaid expenses and other current assets		988
Inventories, net		24,030
Property, plant and equipment, net		21,538
Right-of-use assets		47,957
Other assets		4,264
Goodwill		38,155
Deferred tax liabilities		(2,831)
Liabilities assumed		(57,679)
Net assets acquired		161,158
Consideration paid in cash, net of working capital adjustments		24,248
Equity consideration		11,666
Deferred consideration classified as a liability		56,730
Deferred consideration classified as equity		59,289
Note payable		9,225
Total consideration		161,158
Cash outflow, net of cash acquired		18,820
Tryke | Licenses
Acquisitions
Intangible assets		73,330
Tryke | Trade name
Acquisitions
Intangible assets		3,270
Tryke | Non-compete agreements
Acquisitions
Intangible assets		$ 1,750